PGIM S&P 500 Quarterly Buffer 15 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 101.3%
Affiliated Mutual Fund 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $54,189)(wb)	54,189	$54,189
Options Purchased*~ 98.9%
(cost $2,249,991)		2,235,767

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $2,304,180)		2,289,956
Options Written*~ (1.3)%
(premiums received $52,925)		(28,068)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,251,255)		2,261,888
Liabilities in excess of other assets (0.0)%		(927)

Net Assets 100.0%		$2,260,961

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$14.94		30		3	$2,189,268
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$746.77		30		3	46,499
Total Options Purchased (cost $2,249,991)								$2,235,767
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$768.73		30		3	$(22,286)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$634.75		30		3	(5,782)
Total Options Written (premiums received $52,925)								$(28,068)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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